Significant acquisitions and disposition - Additional Information (Detail) - CAD ($) $ in Millions			3 Months Ended	12 Months Ended
	Mar. 28, 2024	Jul. 03, 2023	Oct. 31, 2024	Oct. 31, 2024
Disposal groups classified as held for sale [member] | Non-Interest income [member] | Wealth Management [member]
Statement [Line Items]
Gain on sale of asset servicing activities, pre tax		$ 69
Gain on sale of asset servicing activities, after tax		$ 77
HSBC Canada [member]
Statement [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 13,500
Purchase consideration	15,488
Increase (decrease) in goodwill			$ 98
Transaction and integration costs				$ 960
Purchased of performing financial assets after tax	145
Purchased of performing financial assets before tax	200
Profit (loss) of acquiree since acquisition date	453			16,600
Revenue of acquiree since acquisition date	1,716			$ 58,600
Financial liabilities recognised as of acquisition date	99,145
Fair value of identifiable assets acquired	108,097
Goodwill	$ 6,536
HSBC Canada [member] | Ordinary shares [member]
Statement [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 13,500
HSBC Canada [member] | Preference shares and Subordinated debentures [member]
Statement [Line Items]
Cash transferred	2,100
HSBC Canada [member] | Additional amount accrued from August 30, 2023 to the closing date March 28, 2024 [member]
Statement [Line Items]
Cash transferred	400
HSBC Canada [member] | Adjustment for Settlement of PreExisting Transactions [Member]
Statement [Line Items]
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ (500)